WARRANTS - Disclosure of detailed information about warrants, activity (Details)	Dec. 31, 2024 CAD ($) Share	Dec. 31, 2023 CAD ($) Share
Warrants And Stock Options [Abstract]
Number of warrants outstanding | Share	1,500,000	1,500,000
Weighted average exercise price of warrants outstanding | $	$ 0.85	$ 0.85